Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	250	250	250
Preferred stock, shares outstanding	250	250	250
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,046,868,825	767,160,077	43,104,692
Common stock, shares outstanding	1,046,868,825	767,160,077	43,104,692